Short-Term Investments	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Short-term investments

Note 6 — Short-term investments

Short-term investments consist of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Marketable securities	847,927,125	2,062,818,597	293,480,907

Fair value disclosure:

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	847,927,125	847,927,125	-	-

December 31, 2025
	December 31,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	2,062,818,597	2,062,818,597	-	-

There is no transfer between the levels for the periods presented.

As of December 31, 2024 and 2025, short-term investments amounted to RMB 847,927,125 and RMB 2,062,818,597 (USD 293,480,907), respectively. During the year ended December 31, 2025, the Company invested a total amount of RMB 1,758,687,490 (USD 250,211,628), redeemed a total amount of RMB 666,272,061 (USD 94,791,723), and the unrealized and realized gain from short-term investments was approximately RMB 122,476,043 (USD 17,424,887) in total.